ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Kaixin Auto Holdings (“the Company” or “KAH”), was incorporated in the Cayman Islands in 2016.

On June 25, 2021, KAH completed a business combination with Haitaoche Limited (“Haitaoche”, or “HTC”), resulting in KAH acquiring 100% of the share capital of Haitaoche in exchange for an aggregate of 74,035,502 ordinary shares, which was issued to several former shareholders of Haitaoche. The business combination was treated as a reverse acquisition of KAH under ASC 805, using the acquisition method of accounting, and Haitaoche was deemed to be the accounting acquirer. (See Note 3).

Following the completion of the reverse acquisition, KAH is the consolidated parent of Haitaoche and the resulting company operates under the KAH corporate name. Haitaoche’s historical financial statements became the historical financial statements of the Company. The acquired assets and liabilities of KAH are included in the Company’s consolidated balance sheet since June 25, 2021 and the results of its operations and cash flows are included in the Company’s consolidated statement of operations and comprehensive income (loss) and cash flows for periods beginning after June 25, 2021.

The Company and its consolidated subsidiaries, are collectively referred to as the “Group”. The Group is primarily engaged in sales of domestic automobiles and the used car sales business in the People’s Republic of China (“PRC”).

The major subsidiaries of the Company as of December 31, 2022 are summarized as below:

	Later of date of
	incorporation or	Place of	% of
Name of Subsidiaries	acquisition	Incorporation	Ownership	Principal activities
Major subsidiaries:
Kaixin Auto Group (“KAG”)	January 25, 2018	Cayman Islands	100%	Investment holding
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Zhejiang Taohaoche Technology Co., Ltd.	July 11, 2019	PRC	100%	New car trading business
Zhejiang Kaixin Auto Co., Ltd	April 4, 2021	PRC	100%	Used car trading business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	100%	Used car trading business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	100%	Used car trading business
Anhui Kaixin New Energy Vehicle Co., Ltd.	January 25, 2022	PRC	100%	New energy vehicle trading business

Effectively completed on October 27, 2022, the Group disposed all the shares it held in Renren Finance Inc, which holds all the Group’s VIEs and VIEs’ subsidiaries in China (collectively referred to as the “Disposal group”), to Stanley Star Group Inc. (“Stanley Star” or “the Buyer”), a third-party company incorporated in BVI. (See Note 4)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES-CONTINUED

PRC regulations currently limit direct foreign ownership of business entities providing value-added telecommunications services and internet services in the PRC where certain licenses are required for the provision of such services. To comply with the PRC laws and regulations, the Company used to primarily conduct such kind of business in China through the Company’s VIEs, i.e. Anhui Xin Jieying Automobile Sales Co., Ltd (“Anhui Xin Jieying”, formerly known as Zhejiang Jieying Automobile Sales Co., Ltd and Shanghai Jieying Automobile Sales Co., Ltd), Shanghai Qianxiang Changda Internet Information Technology Development Co.,Ltd. (“Shanghai Changda”), Ningbo Jiusheng Automobile Sales and Services Co., Ltd. (“Ningbo Jiusheng”) and Qingdao Shengmei lianhe Import Automobile Sales Co., Ltd. (“Qingdao Shengmei”) and their subsidiaries, based on a series of contractual arrangements by and among Zhejiang Kaixin Auto. Co., Ltd. (“Zhejiang Kaixin”), Shanghai Renren Automotive Technology Group Co., Ltd. (“Shanghai Auto”), Zhejiang Taohaoche Technology Co., Ltd. (“Zhejiang Taohaoche”, formerly known as Ningbo Taohaoche Technology Co., Ltd.), the Company’s VIEs and their nominee shareholders. The contractual arrangements include Shareholders’ Voting Rights Proxy Agreements, Executive Call Option Agreements, Equity Pledge Agreements and Exclusive Business Cooperation Agreements.

With the disposition of Renren Finance Inc, all VIEs were disposed as of October 27, 2022 (“closing date”) (see Note 4).

COVID -19 Risks and Uncertainties

With the China’s nationwide loosening of COVID-19 policy since December 2022, management is currently evaluating the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.